Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets
Accrued operating expenses	$ 4,313	$ 2,377
Net operating loss / Tax loss carryforwards	4,235	4,642
Intangible assets and goodwill	2,900	3,647
Accrued expense for stock-based compensation	549	781
Deferred revenue	295	111
Other	473	389
Total deferred tax assets	12,765	11,947
Valuation allowance	(1,443)	(1,724)
Total deferred tax assets after valuation allowance	11,322	10,223
Deferred tax liabilities
Accounts receivable and revenue accruals	(2,516)	(766)
Inventory and deferred cost of revenue	(769)	(523)
Property and equipment	(2,294)	(2,116)
Intangible assets and goodwill	(12,224)	(20,302)
Total deferred tax liabilities	(17,803)	(23,707)
Net deferred tax asset, non-current	4,349	3,423
Net deferred tax liability, non-current	(10,830)	(16,907)
Net deferred tax liabilities	(6,481)	(13,484)
Net operating loss carryforwards	17,652
Tax benefit related to recognition of net operating losses	477
Undistributed earnings of foreign subsidiaries that are indefinitely reinvested	17,464	15,736
Unrecognized deferred tax liability for temporary differences related to investments in foreign Subsidiaries of the Group	905	804
Tax benefit from the utilization of investment tax credit	393	$ 581
Goodwill, expected tax deductible amount	$ 19,861